Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Leasehold improvements	$36,000	$36,000	$4,591
Computer equipment	1,605,813	1,631,676	208,069
Furniture and fixtures	31,936	31,936	4,072
Motor Vehicles	1,188,538	1,571,712	200,422
Subtotal	2,862,287	3,271,324	417,154
Less: accumulated depreciation	(1,390,275)	(2,013,091)	(256,706)
Total	$1,472,012	$1,258,233	$160,448